Income Taxes (Roll-forward of Unrecognized Tax Benefits) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Operating Loss Carryforwards [Line Items]
Total unrecognized tax benefits at beginning of fiscal year	¥ 12,323	¥ 2,345	¥ 1,867
Gross amount of increases related to positions taken during prior years	199	9,550	224
Gross amount of increases related to positions taken during the current year	328	330	351
Amount of decreases related to settlements	(9,420)	0	0
Foreign exchange translation	(56)	98	(97)
Total unrecognized tax benefits at end of fiscal year	¥ 3,374	¥ 12,323	¥ 2,345